RELATED PARTY TRANSACTIONS (Details) € in Thousands	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Apr. 27, 2021 MYR (RM)	Apr. 22, 2020 JPY (¥)	Aug. 19, 2019 JPY (¥)
Related Party Transaction [Line Items]
Fixed deposit | €	€ 656	€ 634
EDAP Technomed Co Ltd. [Member] | Japan | Loans Payable [Member]
Related Party Transaction [Line Items]
Loan amount | ¥				¥ 50,000,000	¥ 80,000,000
EDAP Technomed Sdn Bdh [Member] | Malaysia | Performance Guarantee
Related Party Transaction [Line Items]
Contractual obligation			RM 8,000.00
Fixed deposit			RM 8,000.00